Income taxes (Details) - Schedule of deferred tax asset - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of deferred tax asset [Abstract]
Property, plant and equipment		$ 26,402,452
Share issue costs	529,320	758,041
Capital losses carried forward		123,757
Operating losses carried forward, expiring in 2041	2,359,944	433,285
Total	$ 2,889,264	$ 27,717,535